Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes

The components of income before income taxes are as follows:

Income / (Loss)	As at December 31,	As at December 31,	As at December 31,
USD'000	2020	2019	2018
Switzerland	(15,723)	(19,179)	(11,428)
Foreign	(6,621)	(3,838)	(4,989)
Less discontinued operations	-	-	6,562
Income/(loss) before income tax	(22,344)	(23,017)	(9,855)

Income taxes relating to the Group are as follows:

Income taxes	As at December 31,	As at December 31,	As at December 31,
USD'000	2020	2019	2018
Switzerland	0	(42)	328
Foreign	9	13	(479)
Less discontinued operations	0	42	205
Income tax expense	9	13	53

Income tax at the Swiss statutory rate compared to the Group’s income tax expenses as reported are as follows:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2020	2019
Foreign	3	6
Deferred income tax assets/(liabilities)	3	6

Income tax at the Swiss statutory rate compared to the Group’s income tax expenses as reported are as follows:

Income taxes at the Swiss statutory rate	As at December 31,	As at December 31,	As at December 31,
USD'000	2020	2019	2018
Net income/(loss) from continuing operations before income tax	(28,898)	(23,017)	(9,855)
Statutory tax rate	14%	24%	24%
Expected income tax (expense)/recovery	4,043	5,524	2,365
Income tax (expense)/recovery	(9)	(13)	(53)
Change in valuation allowance	(631)	(2,129)	4,228
Permanent Difference	(1)	0	(9)
Change in expiration of tax loss carryforwards	(3,411)	(3,395)	(6,584)
Income tax (expense) / recovery	(9)	(13)	(53)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2020	2019
Stock-based compensation	1	-
Defined benefit accrual	1,089	1,100
Tax loss carry-forwards	12,655	11,264
Deferred tax liability on change in unrealized gain related to available-for-sale debt securities	(753)	-
Valuation allowance	(12,989)	(12,358)
Deferred tax assets / (liabilities)	3	6

As of December 31, 2020, the Group’s operating cumulated loss carry-forwards of all jurisdictions for its continuing operations are as follows:

Operating loss-carryforward as of December 31, 2020
USD'000	USA	Switzerland	Spain	France	UK	Germany	India	Total
2021	-	7,139	224	860	32	-	-	8,255
2022	-	7,135	1,303	-	2	-	-	8,440
2023	-	10,150	1,337	1,121	1	-	-	12,609
2024	-	5,848	-	5,157	1	-	-	11,006
2025	-	10,778	-	7,778	-	-	361	18,917
2026	-	6,373	-	-	-	-	277	6,650
2027	-	14,097	-	-	-	-	170	14,267
2028	91	-	-	-	-	-	210	301
2029	9	-	25	-	-	-	-	34
2030	2	-	25	-	-	-	-	27
2031	54	-	75	-	-	-	-	129
2032	89	-	86	-	-	-	-	175
2033	-	-	98	-	-	-	-	98
2034	-	-	202	-	-	-	-	202
2035	247	-	112	-	-	-	-	359
2036	-	-	-	-	-	-	-	-
2037	159	-	-	-	-	-	-	159
2038	-	-	-	-	-	-	-	-
2039	221	-	-	-	-	-	-	221
2040	90	-	-	-	-	-	-	90
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	962	61,520	3,487	14,917	36	-	1,016	81,938

The following tax years remain subject to examination:

Significant jurisdictions	Open years
Switzerland	2016 - 2020
USA	2020
France	2017 - 2020
Spain	2017 - 2020
Japan	2020
Taiwan	2019 - 2020
India	2018 - 2020
Germany	2020
UK	2018 - 2020

As at December 31, 2019, WISeKey Semiconductors SAS had recorded a USD 118,294 tax provision following a tax audit started in 2018 in relation to prior years. Although the final conclusions have not yet been communicated formally, management believes that it is more probable than not that the entity will have to pay additional taxes and has calculated the provision based on preliminary discussions with the tax authorities.

As at December 31, 2020, WISeKey Semiconductors SAS still had the provision of USD 118,294 which was neither utilized nor released and there was no additional accrual in the year 2020.

The Group has no unrecognized tax benefits.